Investments in Unconsolidated Entities - Aggregated Assets, Liabilities and Operating Results of Entities as Equity-Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Total assets	$ 122,824	$ 274,942
Liabilities and equity
Accounts payable and other liabilities	10,914	76,248
Company's equity	16,805	20,923
Outside interests' equity	95,105	177,771
Total liabilities and equity	122,824	274,942
Net sales	606	6,271	15,855
Other operating income (expense)	(4,290)	(7,521)	(12,244)
Other income (expense)	(2)	(18)	(220)
Net income (loss)	(3,686)	(1,268)	3,391
Company's equity in (loss) income of unconsolidated entities	(288)	2	2,490
Cash [Member]
Assets
Total assets	17,154	10,459
Receivables [Member]
Assets
Total assets	9,550	9,443
Real Estate Inventories [Member]
Assets
Total assets	95,500	254,505
Other Assets [Member]
Assets
Total assets	$ 620	$ 535